WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.5%
	BRAZIL — 4.1%
87,360	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	$2,174,390
73,300	NU Holdings, Ltd. - Class A*	1,173,533
		3,347,923
	CANADA — 7.3%
30,580	Brookfield Corp.	2,097,176
47,494	Canadian Natural Resources Ltd.	1,517,908
7,190	Celestica, Inc.*	1,771,472
7,590	CGI, Inc.	676,497
		6,063,053
	CHINA — 8.1%
10,000	Alibaba Group Holding Ltd. - ADR	1,787,300
7,000	Baidu, Inc. - ADR*	922,390
62,900	Kanzhun Ltd. - ADR*	1,469,344
6,070	PDD Holdings, Inc. - ADR*	802,272
333,000	Wuxi Biologics Cayman, Inc.*	1,753,577
		6,734,883
	DENMARK — 2.4%
35,770	Novo Nordisk A/S - ADR	1,984,877
	FRANCE — 2.2%
27,960	Societe Generale S.A.	1,849,995
	GERMANY — 9.4%
43,400	Deutsche Telekom A.G.	1,478,086
147,000	Evotec S.E.*	1,067,899
2,330	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,486,408
32,000	Siemens Energy A.G.*	3,734,961
		7,767,354
	INDIA — 1.1%
30,800	ICICI Bank Ltd. - ADR	931,084
	IRELAND — 3.0%
4,250	ICON PLC*	743,750
4,060	Trane Technologies PLC	1,713,158
		2,456,908
	ISRAEL — 2.1%
84,980	Teva Pharmaceutical Industries Ltd. - ADR*	1,716,596

WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 1.6%
81,000	Cementir Holding N.V.	$1,350,317
	JAPAN — 7.5%
97,460	Japan Exchange Group, Inc.	1,089,040
15,100	Recruit Holdings Co., Ltd.	813,073
9,514	Sony Financial Group, Inc. - ADR*,1	—
53,350	Sony Group Corp. - ADR	1,535,947
33,040	Tokio Marine Holdings, Inc.	1,400,600
7,600	Tokyo Electron Ltd.	1,354,674
		6,193,334
	KAZAKSTAN — 0.9%
9,000	Kaspi.KZ JSC - ADR	735,120
	MEXICO — 1.3%
43,960	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	1,039,140
	NETHERLANDS — 7.6%
27,000	Nebius Group N.V.*	3,031,290
46,650	Prosus N.V.*	3,282,697
		6,313,987
	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—
	SWEDEN — 1.2%
37,000	Sandvik A.B.	1,028,913
	SWITZERLAND — 4.2%
3,600	Chubb Ltd.	1,016,100
201,460	Glencore PLC*	925,480
37,597	UBS Group A.G.	1,541,477
		3,483,057
	TAIWAN — 5.4%
15,920	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,446,297
	UNITED KINGDOM — 25.4%
22,220	3i Group PLC	1,221,861
11,460	AstraZeneca PLC - ADR	879,211
260,010	Babcock International Group PLC	4,650,529
27,500	British American Tobacco PLC	1,459,689
443,850	Convatec Group PLC	1,381,212

WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
165,500	Haleon PLC - ADR	$1,484,535
8,760	London Stock Exchange Group PLC	1,003,230
22,220	RELX PLC - ADR	1,061,227
410,360	Rolls-Royce Holdings PLC	6,567,084
94,000	Wise PLC - Class A*	1,308,365
		21,016,943
	UNITED STATES — 0.7%
17,760	Schlumberger N.V.	610,411
	TOTAL COMMON STOCKS
	(Cost $66,403,098)	79,070,192
	SHORT-TERM INVESTMENTS — 2.8%
2,277,172	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%[2]	2,277,172
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,277,172)	2,277,172
	TOTAL INVESTMENTS — 98.3%
	(Cost $68,680,270)	81,347,364
	Other Assets in Excess of Liabilities — 1.7%	1,447,805
	TOTAL NET ASSETS — 100.0%	$82,795,169

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.